SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	(together, the “SA Funds”)

Supplement dated April 1, 2022 to the
Prospectus dated October 28, 2021

This Supplement amends information in the Select Class Shares Prospectus of the SA Funds – Investment Trust (“Trust”), dated October 28, 2021. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective April 1, 2022, the Funds’ primary benchmarks are changing. As a result of these changes, effective April 1, 2022, the performance tables in the PERFORMANCE sections of the Prospectus, found on pages 6, 11, 14, 18, 21, 25, 30, 35 and 39, respectively, are deleted in their entirety and replaced with the following:

SA U.S. Fixed Income Fund

Average Annual Total Returns (for periods
ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	0.78%	1.01%	0.54%
Return After Taxes on Distributions	0.54%	0.60%	0.30%
Return After Taxes on Distributions and Sale of Fund	0.46%	0.59%	0.31%
Shares
Morningstar® U.S. 1-3 Yr Composite Government and	3.40%	2.25%	1.62%
Corporate Bond Index℠ (a)
ICE BofA 1-3 Year U.S. Corporate & Government	3.34%	2.23%	1.63%
Bond Index

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index to the Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA Global Fixed Income Fund

Average Annual Total Returns
(for periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	1.07%	1.51%	1.33%
Return After Taxes on Distributions	0.16%	0.75%	0.61%
Return After Taxes on Distributions and	0.63%	0.83%	0.72%
Sale of Fund Shares
Morningstar® Global 1-5 Yr Treasury	2.88%	2.32%	1.97%
Bond Hedged Index℠ (a)
FTSE World Government Bond Index 1-	3.21%	2.36%	1.97%
5 Years (Hedged to USD)

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the FTSE World Government Bond Index 1-5 Years (Hedged to USD) to the Morningstar® Global 1-5 Yr Treasury Bond Hedged Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA U.S. Core Market Fund

Average Annual Total Returns
(for periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	19.14%	15.05%	13.17%
Return After Taxes on Distributions	16.91%	13.14%	12.11%
Return After Taxes on Distributions and Sale	12.87%	11.78%	10.84%
of Fund Shares
Morningstar® U.S. Market Extended Index℠ (a)	20.93%	15.49%	13.85%
Russell 3000 Index	20.89%	15.43%	13.79%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the Russell 3000 Index to the Morningstar® U.S. Market Extended Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA U.S. Value Fund

Average Annual Total Returns
(for periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	(1.81)%	8.53%	9.83%
Return After Taxes on Distributions	(2.22)%	7.00%	8.60%
Return After Taxes on Distributions and	(0.79)%	6.60%	7.91%
Sale of Fund Shares
Morningstar® U.S. Large-Mid Cap	5.43%	11.63%	11.44%
Broad Value Index℠ (a)
Russell 1000 Value Index	2.80%	9.74%	10.50%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the Russell 1000 Value Index to the Morningstar® U.S. Large-Mid Cap Broad Value Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA U.S. Small Company Fund

Average Annual Total Returns
(for periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	12.34%	10.27%	9.97%
Return After Taxes on Distributions	11.63%	9.11%	8.95%
Return After Taxes on Distributions and Sale of	7.80%	8.00%	8.02%
Fund Shares
Morningstar® U.S. Small Cap Extended Index℠ (a)	16.87%	12.47%	10.93%
Russell 2000 Index	19.96%	13.26%	11.20%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the Russell 2000 Index to the Morningstar® U.S. Small Cap Extended Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA International Value Fund

Average Annual Total Returns
(for periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	(2.26)%	4.24%	2.12%
Return After Taxes on Distributions	(2.68)%	3.77%	1.60%
Return After Taxes on Distributions and Sale of	(0.85)%	3.44%	1.68%
Fund Shares
Morningstar® Developed Markets ex-US Value	(2.42)%	4.76%	3.50%
Target Market Exposure Index℠ (a)
MSCI World Ex. U.S. Value Index (net div.)	(3.22)%	4.57%	3.23%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the MSCI World Ex. U.S. Value Index (net div.) to the Morningstar® Developed Markets ex-US Value Target Market Exposure Index℠ for periods after June 21, 2008 and the Morningstar® Developed Markets ex-US Index℠ for periods prior to June 21, 2008. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA International Small Company Fund

Average Annual Total Returns
(for periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	8.75%	7.65%	5.70%
Return After Taxes on Distributions	8.32%	6.64%	4.88%
Return After Taxes on Distributions and Sale of	5.70%	5.98%	4.44%
Fund Shares
Morningstar® Global Markets ex-US Small-Mid	10.54%	8.55%	5.27%
Cap Index℠ (a)
MSCI World Ex. U.S. Small Cap Index (net div.)	12.78%	9.63%	6.98%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the MSCI World Ex. U.S. Small Cap Index (net div.) to the Morningstar® Global Markets ex-US Small-Mid Cap Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA Emerging Markets Value Fund

Average Annual Total Returns (for
periods ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	1.09%	8.06%	(0.94)%
Return After Taxes on Distributions	0.70%	7.79%	(1.19)%
Return After Taxes on Distributions and	1.05%	6.49%	(0.60)%
Sale of Fund Shares
Morningstar® Emerging Markets Value	8.53%	12.12%	2.63%
Target Market Exposure Index℠ (a)
MSCI Emerging Markets Value Index	5.48%	9.18%	0.90%
(net div.)

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the MSCI Emerging Markets Value Index (net div.) to the Morningstar® Emerging Markets Value Target Market Exposure Index℠ for periods after June 21, 2008 and the Morningstar® Emerging Markets Index℠ for periods prior to June 21, 2008. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

SA Real Estate Securities Fund

Average Annual Total Returns (for periods
ended December 31, 2020)	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	(6.06)%	5.14%	8.00%
Return After Taxes on Distributions	(7.23)%	3.86%	6.97%
Return After Taxes on Distributions and Sale	(3.23)%	3.58%	6.08%
of Fund Shares
Morningstar® U.S. REIT Index℠ (a)	(4.69)%	6.68%	9.22%
Dow Jones U.S. Select REIT Index	(11.20)%	3.00%	7.56%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

(a) Effective April 1, 2022, the Fund’s primary benchmark changed from the Dow Jones U.S. Select REIT Index to the Morningstar® U.S. REIT Index℠. The Adviser believes that the new primary benchmark is constructed similarly to that of the previous benchmark but at a lower cost to the Fund and its shareholders.

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The following disclosure is added to the Description of Indices section of the Prospectus, beginning on page 85:

Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond Index℠ The Index is comprised of securities with maturities less than 3 years from the Morningstar® U.S. Composite Government and Corporate Bond Index℠. The parent index is composed of fixed-rate, investment grade, USD-denominated Corporate, Treasury and Agency bonds with maturities greater than one year. The broader index excludes bonds with embedded options, zero coupon bonds, securitized bonds, and convertible bonds. The Index is calculated on a total return basis and is measured in U.S. dollars.

Morningstar® Global 1-5 Yr Treasury Bond Hedged Index℠ The Index is comprised of securities with maturities less than 5 years from the Morningstar® Global Treasury Bond Hedged Index℠. The parent index is composed of domestic treasury debt publicly issued by sovereign governments in their own currency (or in Euros as applicable), with maturities greater than one year, issued by countries identified by Morningstar as having developed markets.

Morningstar® U.S. Market Extended Index℠ The Index measures the performance of U.S. equity securities and targets 99.5% market capitalization coverage of the investable U.S. universe. The Index is calculated on a total return basis and is measured in U.S. dollars.

Morningstar® U.S. Large-Mid Cap Broad Value Index℠ The Index targets U.S. equity securities in the cheaper half of the U.S. large and mid-cap markets, as measured by Morningstar’s style score. The Index is calculated on a total return basis and is measured in U.S. dollars.

Morningstar® U.S. Small Cap Extended Index℠ The Index measures the performance of U.S. securities that are within the Morningstar® U.S. Market Extended Index℠ and that fall within the 90th to the 99th percentile of ranked market capitalization of that investable universe. The Index is calculated on a total return basis and is measured in U.S. dollars.

Morningstar® Developed Markets ex-US Index℠ The Index selects stocks traded in developed markets around the globe (other than the United States). Developed markets are those considered “high income” by the World Bank, and currently constitutes (excluding the United States) 22 countries. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties.

Morningstar® Developed Markets ex-US Value Target Market Exposure Index℠ The Index contains the cheaper half of the Morningstar® Developed Markets ex-US Target Market Exposure Index℠, with “cheaper” being defined by Morningstar’s style score. The Morningstar® Developed Markets ex-US Target Market Exposure Index℠ selects those securities that are in the 85% of stocks with the largest market capitalization in each country. Developed markets are those considered “high income” by the World Bank, and currently constitutes (excluding the U.S.) 22 countries. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties.

Morningstar® Global Markets ex-US Small-Mid Cap Index℠ The Index is a subset of the Morningstar® Global Markets ex-US Index℠. It contains stocks considered to be small or mid-cap, which includes those stocks falling within the 70th and 97th percentile ranked by market cap. “Global Markets” include both the 22 countries with developed markets (excluding the United States) and the 26 countries considered to be emerging markets. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties.

Morningstar® Emerging Markets Index℠ The Index selects stocks traded in emerging markets around the globe. Morningstar defines emerging markets as those countries not considered developed markets, but also meeting a minimum level of economic activity set by Morningstar. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties.

Morningstar® Emerging Markets Value Target Market Exposure Index℠ The Index contains the cheaper half of the Morningstar® Emerging Markets Target Market Exposure Index℠, with “cheaper” being defined by Morningstar’s style score. The Index selects those securities that are in the 85% of stocks with the largest market capitalization in each country (which Morningstar considers to be the large and mid-cap universe). Morningstar defines emerging markets as those countries not considered developed markets, but also meeting a minimum level of economic activity set by Morningstar. The Index is measured in U.S. dollars and is calculated on a total return basis assuming the reinvestment of dividends after deduction of the local withholding tax that is withheld to non-resident individuals who do not benefit from double taxation treaties.

Morningstar® U.S. REIT Index℠ The Index is a subset of the Morningstar® Global REIT Index℠ family. The Index tracks the performance of U.S. publicly traded REITs that have been identified for inclusion in the Index by a proprietary Morningstar industry classification methodology known as “GECS.” The qualifying standards for inclusion are that the REIT must contain companies that own, manage or lease investment-grade income-producing commercial real estate. The Index is calculated on a total return basis and is measured in U.S. dollars.

The SA Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc., or any of its affiliated companies (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the SA Funds or any member of the public regarding the advisability of investing in mutual funds generally or in the SA Funds in particular or the ability of the Morningstar Index Data to track general mutual fund performance. The Morningstar Entities’ only relationship to the SA Funds – Investment Trust is the licensing of certain service marks and service names of Morningstar and of the Morningstar Index Data which is determined, composed and calculated by the Morningstar Entities without regard to the SA Funds – Investment Trust or the SA Funds. The Morningstar Entities have no obligation to take the needs of the SA Funds – Investment Trust or the owners of the SA Funds into consideration in determining, composing or calculating the Morningstar Index Data. The Morningstar Entities are not responsible for and has not participated in the determination of the prices and amount of the SA Funds or the timing of the issuance or sale of the SA Funds or in the determination or calculation of the equation by which the SA Funds are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the SA Funds.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SA FUNDS – INVESTMENT TRUST, OWNERS OR USERS OF THE SA FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SA FUNDS OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SA FUNDS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195